UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   03-31-02

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            05-02-02

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              41

Form 13F Information Table Value Total:                          229,898
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                              SHRS OR
                                                              SHRS OR
                                                              PRN AMT;
                                                              SH/PRN;
       NAME OF ISSUER    TITLE OF CLASS  CUSIP       (X$1000) PUT/CALL DISCRETION MANAGERS     VOTING AUTHORITY
                                                                                             SOLE SHARED    NONE
Affiliated Managers Group      Com     008252108      13,745  191,356SH   SOLE      N/A     23,090  0     168,266
Allied Cap Corp New            Com     01903Q108      12,506  454,746SH   SOLE      N/A     52,666  0     402,080
American Capital Strategies    Com     024937104      12,562  405,742SH   SOLE      N/A     49,946  0     355,796
Arrow Electrs Inc.             Com     042735100       8,789  314,239SH   SOLE      N/A     38,744  0     275,495
Avnet Inc                      Com     053807103       7,077  261,524SH   SOLE      N/A     35,574  0     225,950
CareCentric Inc                Com     14166Y106          18   24,096SH   SOLE      N/A      2,356  0      21,740
Clayton Homes Inc              Com     184190106      11,035  658,794SH   SOLE      N/A     83,780  0     575,014
Countrywide Cr Inds Inc Del    Com     222372104       8,394  187,580SH   SOLE      N/A     20,310  0     167,270
Covenant Trans Inc             Cl A    22284P105       5,047  344,292SH   SOLE      N/A     39,430  0     304,862
Del Monte Foods Co             Com     24522P103       1,537  158,000SH   SOLE      N/A     57,100  0     100,900
Duratek Inc                    Com     26658Q102       1,874  376,252SH   SOLE      N/A     38,927  0     337,325
EEX Corp                     Com New   26842V207       1,242  602,945SH   SOLE      N/A    102,295  0     500,650
Equity Office Properties Tr    Com     294741103       5,188  172,976SH   SOLE      N/A     22,675  0     150,301
Equity Residential Pptys Tr Sh Ben Int 29476L107         700   24,354SH   SOLE      N/A        600  0      23,754
Exxon Mobil Corp               Com     30231G102         226    5,152SH   SOLE      N/A          0  0       5,152
Gladstone Capital Corp         Com     376535100       4,553  255,808SH   SOLE      N/A     27,280  0     228,528
Intrawest Corporation        Com New   460915200      10,667  590,318SH   SOLE      N/A     73,594  0     516,724
Key Energy Svcs Inc            Com     492914106       9,635  898,750SH   SOLE      N/A    115,070  0     783,680
Kimco Realty Corp              Com     49446R109       6,746  206,297SH   SOLE      N/A     19,165  0     187,132
Level 3 Communications Inc     Com     52729N100       1,813  509,290SH   SOLE      N/A     71,180  0     438,110
Manufactured Home Cmntys In    Com     564682102         521   15,785SH   SOLE      N/A          0  0      15,785
MBIA, Inc                      Com     55262C100       2,101   38,408SH   SOLE      N/A      2,000  0      36,408
Mestek Inc                     Com     590829107       3,058  136,838SH   SOLE      N/A     13,720  0     123,118
NCI Building Sys Inc           Com     628852105      13,128  583,448SH   SOLE      N/A     67,124  0     516,324
Nabors Inds Inc                Com     629568106       9,704  229,686SH   SOLE      N/A     26,258  0     203,428
Natco Group Inc.               Cl A    63227W203         629   77,690SH   SOLE      N/A     23,340  0      54,350
Palm Harbor Homes              Com     696639103       7,244  348,282SH   SOLE      N/A     40,888  0     307,394
Public Storage Inc             Com     74460D109         766   20,705SH   SOLE      N/A      1,720  0      18,985
Radian Group Inc               Com     750236101      18,765  382,328SH   SOLE      N/A     40,628  0     341,700
Rouse Co                       Com     779273101       8,942  288,633SH   SOLE      N/A     33,580  0     255,053
SL Green Rlty Corp             Com     78440X101       1,584   47,136SH   SOLE      N/A      3,210  0      43,926
Schuff International Inc       Com     808156103         169   61,540SH   SOLE      N/A     16,470  0      45,070
Security Cap Group Inc         Cl B    81413P204         202    7,920SH   SOLE      N/A          0  0       7,920
Smithway Mtr Xpress Corp       Cl A    832653109         128   67,534SH   SOLE      N/A     20,228  0      47,306
Triad Gty Inc                  Com     895925105      10,289  236,684SH   SOLE      N/A     29,330  0     207,354
Transport Corp of Amer Inc     Com     89385P102       1,572  239,961SH   SOLE      N/A     30,018  0     209,943
USFreightways Corp             Com     916906100       8,494  239,686SH   SOLE      N/A     24,930  0     214,756
Weatherford Intl Inc           Com     947074100       8,698  182,622SH   SOLE      N/A     20,850  0     161,772
Wells Fargo & Co New           Com     949746101       4,728   95,711SH   SOLE      N/A     10,245  0      85,466
Westport Res Corp New          Com     961418100       3,878  197,366SH   SOLE      N/A     28,799  0     168,567
Westport Res Corp New        Pfd Conv  961418209       1,944   97,450SH   SOLE      N/A      3,580  0      93,870

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